Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Securities Act File No. 333-42115

OAK ASSOCIATES FUNDS

White Oak Select Growth Fund - WOGSX

Pin Oak Equity Fund – POGSX

Rock Oak Core Growth Fund – RCKSX

River Oak Discovery Fund - RIVSX

Red Oak Technology Select Fund – ROGSX

Black Oak Emerging Technology Fund - BOGSX

Live Oak Health Sciences Fund – LOGSX

(the “Funds”)

Supplement dated August 30, 2023 to the Funds’ Prospectus and Statement of Additional Information (“SAI”) dated February 28, 2023

Effective September 1, 2023 the address of the Funds’ investment adviser, Oak Associates, ltd.
(the “Adviser”) is:

Oak Associates, ltd.

3800 Embassy Parkway, Suite 310

Akron, Ohio 44333

All references to the Adviser’s former address (3875 Embassy Parkway, Suite 250, Akron, Ohio 44333) in the Prospectus and SAI are hereby replaced with the Adviser’s new address as listed above.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.